Note 2 - Summary of Significant Accounting Policies (Details)	12 Months Ended					12 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 China, Yuan Renminbi	Dec. 31, 2014 Value-added Taxes [Member] CNY	Dec. 31, 2013 Value-added Taxes [Member] CNY	Dec. 17, 2014 Employee Companies [Member] Maximum [Member]	Dec. 31, 2014 Employee Companies [Member] Maximum [Member]	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member]	Dec. 31, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 1 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member]	Dec. 31, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member] Share Purchase Agreements, Share Price 2 [Member] USD ($)	Dec. 17, 2014 Employee Companies [Member]	Dec. 31, 2014 Employee Companies [Member]	Dec. 31, 2014 Maximum [Member]	Dec. 31, 2014 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] CNY	Dec. 31, 2013 Fair Value, Measurements, Recurring [Member] Fair Value, Inputs, Level 2 [Member] CNY
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Guarantee Deposits		4,536,000	7,034,000
Other than Temporary Impairment Losses, Investments		0	0
Accounts Receivable Individually Reviewed for Collectability Period, Past Due	90 days	90 days
Number of Reportable Segments	3	3	3	3
Goodwill, Impairment Loss		0	0	0
Amortization of Intangible Assets	2,712,000	16,826,000	13,665,000	15,285,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)		0	0	0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		11,626,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two		5,259,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three		3,936,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four		3,722,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five		2,557,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five		791,000
Cost Method Investments Ownership Percentage																		20.00%
Accrued Investment Income Receivable			7,561,000	7,561,000
Stock Issued During Period, Shares, New Issues (in Shares)										100,000,000	100,000,000		50,000,000	50,000,000		150,000,000
Shares Issued, Price Per Share (in Dollars per share)											$ 0.27	$ 0.27		$ 0.29	$ 0.29
Stockholders' Equity Note, Subscriptions Receivable, Interest Rate																3.00%	3.00%
Stockholders' Equity Note, Subscriptions Receivable, Term								2 years	2 years
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable	41,500,000	257,491,000
Allocated Share-based Compensation Expense		23,598,000	45,317,000	66,878,000
Policy Cancellation Actual Commission and Fee Adjustments as Percentage of Total Commission and Fee Revenues	0.20%	0.20%	0.20%	0.10%
Excise and Sales Taxes		120,965,000	99,931,000	99,001,000		14,997,000	12,013,000
Number of Subsidiaries or Variable Interest Entities that Met VAT Reform Requirements	7	7
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability		0	0	0
Business Acquisition Contingent Arrangements Fair Value				4,500,000
Short-term Investments	111,031,000	688,900,000	253,900,000																688,900,000	253,900,000
Cash and Cash Equivalents Denominated in Reporting Currency		2,080,842,000	2,262,712,000
Foreign Currency Exchange Rate, Translation					6.2046
Number of Operating Segments	3	3	3
Advertising Expense		6,553,000	5,724,000	5,048,000